CONSOLIDATED AND COMBINED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and bank balances	$ 35,636	$ 46,522
Trade receivables	12,034	13,399
Contract assets	1,959	0
Other receivables and prepayments	17,902	17,187
Due from related parties	13,516	26,998
Loans to joint ventures	23,803	18,180
Derivative financial instruments	0	123
Inventories	10,841	9,078
Current tax asset	0	761
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	115,691	132,248
Assets classified as held for sale	7,258	54,954
Total current assets	122,949	187,202
Non-current assets
Restricted cash	11,627	0
Other receivables and prepayments	0	72
Loans to joint ventures	0	7,301
Ships, property, plant and equipment	249,602	238,592
Interest in joint ventures	54,560	64,296
Intangible assets	41	61
Goodwill	7,351	8,419
Deferred tax assets	1,497	1,179
Total non-current assets	324,678	319,920
Total assets	447,627	507,122
Current liabilities
Bank loans	18,323	87,964
Trade and other payables	22,364	28,354
Contract liabilities	4,223	0
Provisions	1,578	1,270
Due to related parties	6,238	16,930
Derivative financial instruments	867	138
Bank overdrafts	0	4,028
Income tax payable	3,073	3,551
Current liabilities other than liabilities included in disposal groups classified as held for sale	56,666	142,235
Liabilities directly associated with assets classified as held for sale	0	21,014
Total current liabilities	56,666	163,249
Non-current liabilities
Bank loans	96,133	20,790
Retirement benefit obligation	1,922	2,180
Trade and other payables	403	1,167
Total non-current liabilities	98,458	24,137
Capital and reserves
Share capital	320,683		[1]
Parent invested capital	0	313,978
Other reserves	(21,140)	5,758
Accumulated losses	(7,040)	0
Total equity	292,503	319,736
Total equity and liabilities	$ 447,627	$ 507,122

[1]	Amount is less than US$1,000